Intangible assets - Summary of amortisation charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	$ 3,143	$ 1,992	$ 1,928
Cost of sales [Member]
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	66	66	87
Research and development expense [Member]
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	33	29	29
Selling, general and administrative costs
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	3,043	1,895	1,808
Other operating income and expense
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	1	2	4
Product, marketing and distribution rights
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	2,908	1,872	1,808
Product, marketing and distribution rights | Cost of sales [Member]
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	66	66	87
Product, marketing and distribution rights | Selling, general and administrative costs
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	2,842	1,806	1,721
Other intangibles
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	172	59	52
Other intangibles | Research and development expense [Member]
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	33	29	29
Other intangibles | Selling, general and administrative costs
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	138	28	19
Other intangibles | Other operating income and expense
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	1	2	4
Software development costs
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	63	61	68
Software development costs | Selling, general and administrative costs
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	$ 63	$ 61	$ 68